Intangible Assets (Details Narrative) - USD ($)	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense		$ 37,323
Company acquired software		100,000
Capitalized website development costs		11,970
Intangible assets		$ 111,970